Subsequent Events	9 Months Ended
Sep. 30, 2014
Subsequent Events [Abstract]
Subsequent Events

16. Subsequent Events

In October 2014, the Company entered into the second amendment of its office building lease such that the Company’s lease commitments will increase by $0.3 million, $0.6 million, $0.6 million, $0.6 million, $0.6 million and $0.2 million for the years ending December 31, 2015, 2016, 2017, 2018, 2019 and until the expiration of the lease on May 8, 2020, respectively.